Loans and advances to customers (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected loss on | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		R$ 5,248,063	R$ 3,443,204	R$ 3,335,713
Financing and on-lendings		1,705,068	1,122,680	364,676
Borrowings		3,176,569	1,945,637	2,649,815
Operations with limits		366,426	374,887	321,222
Individuals		7,818,574	7,273,362	5,574,664
Financing and on-lendings		939,390	901,119	666,623
Borrowings		2,253,045	2,053,854	1,422,715
Operations with limits		4,626,139	4,318,389	3,485,326
Total		13,066,637	10,716,566	8,910,377
Expected loss on | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		1,890,105	2,547,908	3,937,935
Financing and on-lendings		216,936	1,445,950	1,975,122
Borrowings		1,610,244	1,047,715	1,887,882
Operations with limits		62,925	54,243	74,931
Individuals		2,745,182	1,831,813	2,960,448
Financing and on-lendings		603,412	405,730	502,267
Borrowings		1,647,973	1,097,633	1,931,255
Operations with limits		493,797	328,450	526,926
Total		4,635,287	4,379,721	6,898,383
Expected loss on | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		12,248,924	10,860,724	8,005,494
Financing and on-lendings		2,996,708	2,681,912	2,503,143
Borrowings		8,700,237	7,635,874	5,011,637
Operations with limits		551,979	542,938	490,714
Individuals		8,201,536	8,419,460	7,070,788
Financing and on-lendings		530,122	619,474	653,180
Borrowings		3,733,550	3,411,114	2,624,958
Operations with limits		3,937,864	4,388,872	3,792,650
Total		20,450,460	19,280,184	15,076,282
Expected loss on | Consolidated - 3 stages
Reconciliation of expected losses from loans and advances to clients
Companies		19,387,092	16,851,836	15,279,142
Financing and on-lendings		4,918,712	5,250,542	4,842,941
Borrowings		13,487,050	10,629,226	9,549,334
Operations with limits		981,330	972,068	886,867
Individuals		18,765,292	17,524,635	15,605,900
Financing and on-lendings		2,072,924	1,926,323	1,822,070
Borrowings		7,634,568	6,562,601	5,978,928
Operations with limits		9,057,800	9,035,711	7,804,902
Total	[1]	38,152,384	34,376,471	R$ 30,885,042
Transfer to Stage 1 | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		(160,068)	(85,724)
Financing and on-lendings		(41,914)	(53,074)
Borrowings		(116,806)	(27,805)
Operations with limits		(1,348)	(4,845)
Individuals		(177,609)	(377,145)
Financing and on-lendings		(78,516)	(87,473)
Borrowings		(84,208)	(141,207)
Operations with limits		(14,885)	(148,465)
Total		(337,677)	(462,869)
Transfer to Stage 1 | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		(67,150)	(29,002)
Financing and on-lendings		(34,652)	(13,257)
Borrowings		(23,010)	(5,415)
Operations with limits		(9,488)	(10,330)
Individuals		(251,008)	(90,823)
Financing and on-lendings		(28,735)	(17,688)
Borrowings		(94,472)	(17,569)
Operations with limits		(127,801)	(55,566)
Total		(318,158)	(119,825)
Transfer to Stage 2 | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		(94,861)	(118,504)
Financing and on-lendings		(37,774)	(43,734)
Borrowings		(52,890)	(68,431)
Operations with limits		(4,197)	(6,339)
Individuals		(164,394)	(156,761)
Financing and on-lendings		(66,512)	(50,642)
Borrowings		(79,136)	(62,664)
Operations with limits		(18,746)	(43,455)
Total		(259,255)	(275,265)
Transfer to Stage 2 | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		(212,921)	(49,339)
Financing and on-lendings		(29,175)	(13,485)
Borrowings		(178,660)	(33,131)
Operations with limits		(5,086)	(2,723)
Individuals		(384,088)	(51,081)
Financing and on-lendings		(30,577)	(16,658)
Borrowings		(271,118)	(16,155)
Operations with limits		(82,393)	(18,268)
Total		(597,009)	(100,420)
Transfer to Stage 3 | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		(67,862)	(57,096)
Financing and on-lendings		(8,497)	(5,602)
Borrowings		(57,437)	(44,934)
Operations with limits		(1,928)	(6,560)
Individuals		(157,138)	(244,073)
Financing and on-lendings		(34,051)	(26,489)
Borrowings		(107,024)	(111,543)
Operations with limits		(16,063)	(106,041)
Total		(225,000)	(301,169)
Transfer to Stage 3 | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		(953,343)	(728,373)
Financing and on-lendings		(835,870)	(258,798)
Borrowings		(117,292)	(451,535)
Operations with limits		(181)	(18,040)
Individuals		(173,561)	(483,620)
Financing and on-lendings		(38,370)	(58,886)
Borrowings		(116,067)	(319,807)
Operations with limits		(19,124)	(104,927)
Total		(1,126,904)	(1,211,993)
Transfer from Stage 1 | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		94,861	118,504
Financing and on-lendings		37,774	43,734
Borrowings		52,890	68,431
Operations with limits		4,197	6,339
Individuals		164,394	156,761
Financing and on-lendings		66,512	50,642
Borrowings		79,136	62,664
Operations with limits		18,746	43,455
Total		259,255	275,265
Transfer from Stage 1 | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		67,862	57,096
Financing and on-lendings		8,497	5,602
Borrowings		57,437	44,934
Operations with limits		1,928	6,560
Individuals		157,138	244,073
Financing and on-lendings		34,051	26,489
Borrowings		107,024	111,543
Operations with limits		16,063	106,041
Total		225,000	301,169
Transfer from Stage 2 | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		160,068	85,724
Financing and on-lendings		41,914	53,074
Borrowings		116,806	27,805
Operations with limits		1,348	4,845
Individuals		177,609	377,145
Financing and on-lendings		78,516	87,473
Borrowings		84,208	141,207
Operations with limits		14,885	148,465
Total		337,677	462,869
Transfer from Stage 2 | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		953,343	728,373
Financing and on-lendings		835,870	258,798
Borrowings		117,292	451,535
Operations with limits		181	18,040
Individuals		173,561	483,620
Financing and on-lendings		38,370	58,886
Borrowings		116,067	319,807
Operations with limits		19,124	104,927
Total		1,126,904	1,211,993
Transfer from Stage 3 | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		67,150	29,002
Financing and on-lendings		34,652	13,257
Borrowings		23,010	5,415
Operations with limits		9,488	10,330
Individuals		251,008	90,823
Financing and on-lendings		28,735	17,688
Borrowings		94,472	17,569
Operations with limits		127,801	55,566
Total		318,158	119,825
Transfer from Stage 3 | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		212,921	49,339
Financing and on-lendings		29,175	13,485
Borrowings		178,660	33,131
Operations with limits		5,086	2,723
Individuals		384,088	51,081
Financing and on-lendings		30,577	16,658
Borrowings		271,118	16,155
Operations with limits		82,393	18,268
Total		597,009	100,420
Remeasurement | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		(699,827)	62,763
Financing and on-lendings		4,017	(58,043)
Borrowings		(703,844)	120,806
Individuals		(750,372)	(397,813)
Financing and on-lendings		(257,642)	(184,889)
Borrowings		(492,730)	(212,924)
Total		(1,450,199)	(335,050)
Remeasurement | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		(355,917)	(358,705)
Financing and on-lendings		(205,170)	(37,080)
Borrowings		(150,747)	(321,625)
Individuals		(100,890)	(328,818)
Financing and on-lendings		209,080	26,754
Borrowings		(309,970)	(355,572)
Total		(456,807)	(687,523)
Remeasurement | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		2,832,030	1,675,279
Financing and on-lendings		727,234	601,704
Borrowings		2,104,796	1,073,575
Individuals		1,339,621	804,541
Financing and on-lendings		154,279	171,496
Borrowings		1,185,342	633,045
Total		4,171,651	2,479,820
Remeasurement | Consolidated - 3 stages
Reconciliation of expected losses from loans and advances to clients
Companies		1,776,286	1,379,337
Financing and on-lendings		526,081	506,581
Borrowings		1,250,205	872,756
Individuals		488,359	77,910
Financing and on-lendings		105,717	13,361
Borrowings		382,642	64,549
Total	[1]	2,264,645	1,457,247
Originated | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		3,512,364	1,362,210
Financing and on-lendings		775,161	263,013
Borrowings		2,515,926	945,891
Operations with limits		221,277	153,306
Individuals		5,812,053	4,144,755
Financing and on-lendings		476,691	657,921
Borrowings		1,716,160	1,647,363
Operations with limits		3,619,202	1,839,471
Total		9,324,417	5,506,965
Originated | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		1,218,315	531,426
Financing and on-lendings		51,560	21,195
Borrowings		1,117,295	484,288
Operations with limits		49,460	25,943
Individuals		1,672,251	1,257,897
Financing and on-lendings		94,304	99,782
Borrowings		1,195,503	953,036
Operations with limits		382,444	205,079
Total		2,890,566	1,789,323
Originated | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		1,938,037	1,377,202
Financing and on-lendings		242,132	39,820
Borrowings		1,162,299	1,002,606
Operations with limits		533,606	334,776
Individuals		4,773,024	7,563,277
Financing and on-lendings		107,267	999,182
Borrowings		1,818,298	4,604,374
Operations with limits		2,847,459	1,959,721
Total		6,711,061	8,940,479
Originated | Consolidated - 3 stages
Reconciliation of expected losses from loans and advances to clients
Companies		6,668,716	3,270,838
Financing and on-lendings		1,068,853	324,028
Borrowings		4,795,520	2,432,785
Operations with limits		804,343	514,025
Individuals		12,257,328	12,965,929
Financing and on-lendings		678,262	1,756,885
Borrowings		4,729,961	7,204,773
Operations with limits		6,849,105	4,004,271
Total	[1]	18,926,044	16,236,767
Constitution/ (Reversion) | Stage 1
Reconciliation of expected losses from loans and advances to clients
Companies		(1,072,173)	(1,256,607)
Financing and on-lendings		(227,085)	46,746
Borrowings		(610,639)	(1,201,435)
Operations with limits		(234,449)	(101,918)
Individuals		(4,623,554)	(2,115,379)
Financing and on-lendings		(187,466)	(266,566)
Borrowings		(1,016,759)	(787,870)
Operations with limits		(3,419,329)	(1,060,943)
Total		(5,695,727)	(3,371,986)
Constitution/ (Reversion) | Stage 2
Reconciliation of expected losses from loans and advances to clients
Companies		(714,572)	(916,494)
Financing and on-lendings		(264,569)	(258,635)
Borrowings		(401,471)	(625,052)
Operations with limits		(48,532)	(32,807)
Individuals		(855,304)	(1,404,791)
Financing and on-lendings		(85,905)	(144,015)
Borrowings		(485,172)	(1,048,890)
Operations with limits		(284,227)	(211,886)
Total		(1,569,876)	(2,321,285)
Constitution/ (Reversion) | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		1,863,497	5,337,060
Financing and on-lendings		158,908	879,984
Borrowings		1,829,964	4,257,574
Operations with limits		(125,375)	199,502
Individuals		4,652,446	4,901,267
Financing and on-lendings		132,861	(66,995)
Borrowings		2,776,829	798,675
Operations with limits		1,742,756	4,169,587
Total		6,515,943	10,238,327
Constitution/ (Reversion) | Consolidated - 3 stages
Reconciliation of expected losses from loans and advances to clients
Companies		76,752	3,163,959
Financing and on-lendings		(332,746)	668,095
Borrowings		817,854	2,431,087
Operations with limits		(408,356)	64,777
Individuals		(826,412)	1,381,097
Financing and on-lendings		(140,510)	(477,576)
Borrowings		1,274,898	(1,038,085)
Operations with limits		(1,960,800)	2,896,758
Total	[1]	(749,660)	4,545,056
(Write off) | Stage 3
Reconciliation of expected losses from loans and advances to clients
Companies		(5,986,498)	(6,241,440)
Financing and on-lendings		(1,594,018)	(1,580,397)
Borrowings		(4,005,755)	(4,167,441)
Operations with limits		(386,725)	(493,602)
Individuals		(10,678,618)	(12,506,201)
Financing and on-lendings		(496,868)	(1,188,417)
Borrowings		(5,315,534)	(5,647,564)
Operations with limits		(4,866,216)	(5,670,220)
Total		(16,665,116)	(18,747,641)
(Write off) | Consolidated - 3 stages
Reconciliation of expected losses from loans and advances to clients
Companies		(5,986,498)	(6,241,440)
Financing and on-lendings		(1,594,018)	(1,580,397)
Borrowings		(4,005,755)	(4,167,441)
Operations with limits		(386,725)	(493,602)
Individuals		(10,678,618)	(12,506,201)
Financing and on-lendings		(496,868)	(1,188,417)
Borrowings		(5,315,534)	(5,647,564)
Operations with limits		(4,866,216)	(5,670,220)
Total	[1]	R$ (16,665,116)	R$ (18,747,641)

[1]	Consider expected losses on loans, commitments to be released and financial guarantees provided.